CIRR-system	12 Months Ended
Dec. 31, 2021
CIRR-system
CIRR-system

Note 24. CIRR-system

Pursuant to the Company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative compensation, which is calculated based on the principal amount outstanding.

The administrative compensation paid by the state to SEK is recognized in the CIRR-system as administrative remuneration to SEK. Refer to the following tables of the statement of comprehensive income and statement of financial positions for the CIRR-system, presented as reported to the owner. Interest expenses includes interest expenses for loans between SEK and the CIRR-system which reflects the borrowing cost for the CIRR-system. Interest expenses for derivatives hedging CIRR-loans are also recognized as interest expenses, which differs from SEK’s accounting principles. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of December 31, 2021, concessionary loans outstanding amounted to Skr 315 million (year-end 2020: Skr 382 million) and operating profit for the program amounted to Skr -21 million for the period January-December 2021 (2020: Skr -28 million). SEK´s administrative compensation for administrating the concessionary credit program amounted to Skr 1 million (2020: Skr 1 million).

Statement of comprehensive income for the CIRR-system

Skr mn	2021	2020
Interest income	2,105	2,170
Interest expenses	-2,061	-2,087
Interest compensation	7	14
Foreign exchange effects	-1	4
Profit before compensation to SEK	50	101
Administrative remuneration to SEK	-197	-196
Operating profit CIRR-system	-147	-95
Reimbursement to (-) / from (+) the State	147	95

Statement of financial position for the CIRR-system

Skr mn	Dec 31, 2021	Dec 31, 2020
Cash and cash equivalents	8	2
Loans	87,872	69,163
Derivatives	36	—
Other assets	7,359	12,528
Prepaid expenses and accrued revenues	470	407
Total assets	95,745	82,100

Liabilities	88,092	69,289
Derivatives	7,060	12,232
Accrued expenses and prepaid revenues	593	579
Total liabilities and equity	95,745	82,100

Commitments
Committed undisbursed loans	39,084	51,463
Binding offers	1,510	1,322